Related party transactions - Additional Information (Details) € in Thousands	Dec. 31, 2022 EUR (€) director	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 30, 2016 EUR (€)
Disclosure of transactions between related parties [Line Items]
Number of members of the Executive Committee also members of the Executive Board | director	2
Provision for attendance fees	€ 348	€ 338	€ 274
BPI France
Disclosure of transactions between related parties [Line Items]
Total borrowings				€ 1,500